Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000085093 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000085093 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000085093 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000085093 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085093 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085093 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085093 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000085093 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000085093 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085093 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085093 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085093 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000085093 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000085093 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000085093 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.60%
C000085093 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000085093 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000085093 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	27.90%
C000085093 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
C000155898 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000155898 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000155898 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155898 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155898 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155898 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155898 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155898 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155898 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155898 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155898 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155898 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155898 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155898 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000155898 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.60%
C000155898 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000155898 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000155898 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	27.90%
C000155898 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
C000085091 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000085091 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000085091 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000085091 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085091 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085091 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085091 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000085091 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000085091 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085091 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085091 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085091 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000085091 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000085091 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000085091 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.60%
C000085091 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000085091 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000085091 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	27.90%
C000085091 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
C000085092 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000085092 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000085092 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000085092 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085092 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085092 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085092 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000085092 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000085092 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085092 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.70%
C000085092 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085092 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000085092 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000085092 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000085092 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.60%
C000085092 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000085092 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000085092 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	27.90%
C000085092 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
C000126919 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.70%
C000126919 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000126919 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000126919 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126919 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126919 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126919 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000126919 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000126919 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126919 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126919 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000126919 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000126919 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000126919 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000126919 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.60%
C000126919 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000126919 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000126919 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	27.90%
C000126919 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
C000236926 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000236926 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000236926 | Accenture PLC
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236926 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236926 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236926 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236926 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236926 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236926 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236926 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.50%
C000236926 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000236926 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000236926 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	24.60%
C000236926 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.10%
C000236926 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236926 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.30%
C000236926 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	11.20%
C000236923 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000236923 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000236923 | Accenture PLC
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236923 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236923 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236923 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236923 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236923 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236923 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236923 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.50%
C000236923 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000236923 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000236923 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	24.60%
C000236923 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.10%
C000236923 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236923 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.30%
C000236923 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	11.20%
C000236924 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000236924 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000236924 | Accenture PLC
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236924 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236924 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236924 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236924 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236924 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236924 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236924 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.50%
C000236924 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000236924 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000236924 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	24.60%
C000236924 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.10%
C000236924 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236924 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.30%
C000236924 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	11.20%
C000236925 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000236925 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000236925 | Accenture PLC
Holdings [Line Items]
Percent of Total Investments	5.10%
C000236925 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236925 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236925 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236925 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236925 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236925 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236925 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.50%
C000236925 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000236925 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000236925 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	24.60%
C000236925 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.10%
C000236925 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236925 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.30%
C000236925 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	11.20%
C000163121 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000163121 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163121 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000163121 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000163121 | Meituan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000163121 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000163121 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000163121 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000163121 | Zomato Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000163121 | KE Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000163121 | United States
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163121 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163121 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163121 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.90%
C000163121 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.50%
C000163121 | India
Holdings [Line Items]
Percent of Total Investments	28.30%
C000163121 | China
Holdings [Line Items]
Percent of Total Investments	47.00%
C000163122 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000163122 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163122 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000163122 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000163122 | Meituan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000163122 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000163122 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000163122 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000163122 | Zomato Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000163122 | KE Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000163122 | United States
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163122 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163122 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163122 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.90%
C000163122 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.50%
C000163122 | India
Holdings [Line Items]
Percent of Total Investments	28.30%
C000163122 | China
Holdings [Line Items]
Percent of Total Investments	47.00%
C000163120 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000163120 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163120 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000163120 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000163120 | Meituan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000163120 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000163120 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000163120 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000163120 | Zomato Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000163120 | KE Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000163120 | United States
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163120 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163120 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163120 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.90%
C000163120 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.50%
C000163120 | India
Holdings [Line Items]
Percent of Total Investments	28.30%
C000163120 | China
Holdings [Line Items]
Percent of Total Investments	47.00%
C000163123 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000163123 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000163123 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000163123 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000163123 | Meituan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000163123 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000163123 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000163123 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000163123 | Zomato Ltd.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000163123 | KE Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000163123 | United States
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163123 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163123 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163123 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.90%
C000163123 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.50%
C000163123 | India
Holdings [Line Items]
Percent of Total Investments	28.30%
C000163123 | China
Holdings [Line Items]
Percent of Total Investments	47.00%
C000195878 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000195878 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000195878 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195878 | Carvana Co.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195878 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000195878 | Arbutus Biopharma Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195878 | Agilon Health, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195878 | XOMA Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000195878 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195878 | iShares Bitcoin Trust
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195878 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000195878 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195878 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195878 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.70%
C000195878 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.30%
C000195878 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195878 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195878 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	31.80%
C000195878 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.70%
C000195878 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195878 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195878 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000195878 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195879 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000195879 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000195879 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195879 | Carvana Co.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195879 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000195879 | Arbutus Biopharma Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195879 | Agilon Health, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195879 | XOMA Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000195879 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195879 | iShares Bitcoin Trust
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195879 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000195879 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195879 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195879 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.70%
C000195879 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.30%
C000195879 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195879 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195879 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	31.80%
C000195879 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.70%
C000195879 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195879 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195879 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000195879 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195880 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000195880 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000195880 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195880 | Carvana Co.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195880 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000195880 | Arbutus Biopharma Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195880 | Agilon Health, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195880 | XOMA Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000195880 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195880 | iShares Bitcoin Trust
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195880 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000195880 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195880 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195880 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.70%
C000195880 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.30%
C000195880 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195880 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195880 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	31.80%
C000195880 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.70%
C000195880 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195880 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195880 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000195880 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195881 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.10%
C000195881 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000195881 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195881 | Carvana Co.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195881 | MicroStrategy, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000195881 | Arbutus Biopharma Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195881 | Agilon Health, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195881 | XOMA Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000195881 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000195881 | iShares Bitcoin Trust
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195881 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000195881 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000195881 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195881 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.70%
C000195881 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.30%
C000195881 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195881 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000195881 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	31.80%
C000195881 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.70%
C000195881 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.50%
C000195881 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000195881 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000195881 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000216355 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000216355 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000216355 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000216355 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000216355 | Meituan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000216355 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216355 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000216355 | Zomato Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216355 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216355 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216355 | United States
Holdings [Line Items]
Percent of Total Investments	9.50%
C000216355 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216355 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.80%
C000216355 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	10.90%
C000216355 | India
Holdings [Line Items]
Percent of Total Investments	25.60%
C000216355 | China
Holdings [Line Items]
Percent of Total Investments	36.50%
C000216355 | Poland
Holdings [Line Items]
Percent of Total Investments	1.40%
C000216355 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.80%
C000216355 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216357 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000216357 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000216357 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000216357 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000216357 | Meituan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000216357 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216357 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000216357 | Zomato Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216357 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216357 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216357 | United States
Holdings [Line Items]
Percent of Total Investments	9.50%
C000216357 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216357 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.80%
C000216357 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	10.90%
C000216357 | India
Holdings [Line Items]
Percent of Total Investments	25.60%
C000216357 | China
Holdings [Line Items]
Percent of Total Investments	36.50%
C000216357 | Poland
Holdings [Line Items]
Percent of Total Investments	1.40%
C000216357 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.80%
C000216357 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216354 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000216354 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000216354 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000216354 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000216354 | Meituan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000216354 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216354 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000216354 | Zomato Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216354 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216354 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216354 | United States
Holdings [Line Items]
Percent of Total Investments	9.50%
C000216354 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216354 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.80%
C000216354 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	10.90%
C000216354 | India
Holdings [Line Items]
Percent of Total Investments	25.60%
C000216354 | China
Holdings [Line Items]
Percent of Total Investments	36.50%
C000216354 | Poland
Holdings [Line Items]
Percent of Total Investments	1.40%
C000216354 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.80%
C000216354 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216356 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000216356 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000216356 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000216356 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000216356 | Meituan
Holdings [Line Items]
Percent of Total Investments	5.70%
C000216356 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216356 | Axis Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000216356 | Zomato Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216356 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000216356 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216356 | United States
Holdings [Line Items]
Percent of Total Investments	9.50%
C000216356 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216356 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.80%
C000216356 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	10.90%
C000216356 | India
Holdings [Line Items]
Percent of Total Investments	25.60%
C000216356 | China
Holdings [Line Items]
Percent of Total Investments	36.50%
C000216356 | Poland
Holdings [Line Items]
Percent of Total Investments	1.40%
C000216356 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.80%
C000216356 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.80%
C000236912 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236912 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000236912 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000236912 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000236912 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236912 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000236912 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000236912 | State Bank of India
Holdings [Line Items]
Percent of Total Investments	2.30%
C000236912 | Infosys Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236912 | Grupa Kety SA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000236912 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.50%
C000236912 | Taiwan
Holdings [Line Items]
Percent of Total Investments	21.90%
C000236912 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	14.30%
C000236912 | India
Holdings [Line Items]
Percent of Total Investments	30.40%
C000236912 | Poland
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236912 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236912 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.20%
C000236912 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236912 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
C000236912 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236912 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236912 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236912 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.50%
C000236913 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236913 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000236913 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000236913 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000236913 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236913 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000236913 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000236913 | State Bank of India
Holdings [Line Items]
Percent of Total Investments	2.30%
C000236913 | Infosys Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236913 | Grupa Kety SA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000236913 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.50%
C000236913 | Taiwan
Holdings [Line Items]
Percent of Total Investments	21.90%
C000236913 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	14.30%
C000236913 | India
Holdings [Line Items]
Percent of Total Investments	30.40%
C000236913 | Poland
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236913 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236913 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.20%
C000236913 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236913 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
C000236913 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236913 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236913 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236913 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.50%
C000236914 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236914 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000236914 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000236914 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000236914 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236914 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000236914 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000236914 | State Bank of India
Holdings [Line Items]
Percent of Total Investments	2.30%
C000236914 | Infosys Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236914 | Grupa Kety SA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000236914 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.50%
C000236914 | Taiwan
Holdings [Line Items]
Percent of Total Investments	21.90%
C000236914 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	14.30%
C000236914 | India
Holdings [Line Items]
Percent of Total Investments	30.40%
C000236914 | Poland
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236914 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236914 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.20%
C000236914 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236914 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
C000236914 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236914 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236914 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236914 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.50%
C000236911 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236911 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000236911 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000236911 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000236911 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236911 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000236911 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000236911 | State Bank of India
Holdings [Line Items]
Percent of Total Investments	2.30%
C000236911 | Infosys Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000236911 | Grupa Kety SA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000236911 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.50%
C000236911 | Taiwan
Holdings [Line Items]
Percent of Total Investments	21.90%
C000236911 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	14.30%
C000236911 | India
Holdings [Line Items]
Percent of Total Investments	30.40%
C000236911 | Poland
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236911 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.00%
C000236911 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.20%
C000236911 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236911 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
C000236911 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236911 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236911 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236911 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.50%
C000149048 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000149048 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000149048 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000149048 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000149048 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149048 | Trent Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000149048 | Avenue Supermarts Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000149048 | KEI Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149048 | Aarti Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000149048 | Globant SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000149048 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000149048 | United States
Holdings [Line Items]
Percent of Total Investments	7.90%
C000149048 | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000149048 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149048 | India
Holdings [Line Items]
Percent of Total Investments	49.70%
C000149048 | China
Holdings [Line Items]
Percent of Total Investments	1.90%
C000149048 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.60%
C000149048 | Brazil
Holdings [Line Items]
Percent of Total Investments	13.80%
C000149048 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155912 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155912 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000155912 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000155912 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000155912 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155912 | Trent Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155912 | Avenue Supermarts Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155912 | KEI Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155912 | Aarti Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155912 | Globant SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155912 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155912 | United States
Holdings [Line Items]
Percent of Total Investments	7.90%
C000155912 | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000155912 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155912 | India
Holdings [Line Items]
Percent of Total Investments	49.70%
C000155912 | China
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155912 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155912 | Brazil
Holdings [Line Items]
Percent of Total Investments	13.80%
C000155912 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.60%
C000149047 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000149047 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000149047 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000149047 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000149047 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149047 | Trent Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000149047 | Avenue Supermarts Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000149047 | KEI Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149047 | Aarti Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000149047 | Globant SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000149047 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000149047 | United States
Holdings [Line Items]
Percent of Total Investments	7.90%
C000149047 | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000149047 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149047 | India
Holdings [Line Items]
Percent of Total Investments	49.70%
C000149047 | China
Holdings [Line Items]
Percent of Total Investments	1.90%
C000149047 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.60%
C000149047 | Brazil
Holdings [Line Items]
Percent of Total Investments	13.80%
C000149047 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.60%
C000226932 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226932 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000226932 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000226932 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000226932 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000226932 | Trent Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000226932 | Avenue Supermarts Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000226932 | KEI Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000226932 | Aarti Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000226932 | Globant SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000226932 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000226932 | United States
Holdings [Line Items]
Percent of Total Investments	7.90%
C000226932 | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000226932 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	4.40%
C000226932 | India
Holdings [Line Items]
Percent of Total Investments	49.70%
C000226932 | China
Holdings [Line Items]
Percent of Total Investments	1.90%
C000226932 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.60%
C000226932 | Brazil
Holdings [Line Items]
Percent of Total Investments	13.80%
C000226932 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.60%
C000149050 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000149050 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000149050 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000149050 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000149050 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149050 | Trent Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000149050 | Avenue Supermarts Ltd.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000149050 | KEI Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149050 | Aarti Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000149050 | Globant SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000149050 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.30%
C000149050 | United States
Holdings [Line Items]
Percent of Total Investments	7.90%
C000149050 | Taiwan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000149050 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149050 | India
Holdings [Line Items]
Percent of Total Investments	49.70%
C000149050 | China
Holdings [Line Items]
Percent of Total Investments	1.90%
C000149050 | Argentina
Holdings [Line Items]
Percent of Total Investments	3.60%
C000149050 | Brazil
Holdings [Line Items]
Percent of Total Investments	13.80%
C000149050 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007747 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007747 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007747 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007747 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007747 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007747 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007747 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007747 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007747 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007747 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007747 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007747 | United States
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007747 | Taiwan
Holdings [Line Items]
Percent of Total Investments	18.50%
C000007747 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.50%
C000007747 | India
Holdings [Line Items]
Percent of Total Investments	25.00%
C000007747 | China
Holdings [Line Items]
Percent of Total Investments	19.10%
C000007747 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007747 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007747 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007747 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007747 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007747 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007747 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007747 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155890 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155890 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155890 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000155890 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155890 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155890 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155890 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155890 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155890 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155890 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155890 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155890 | United States
Holdings [Line Items]
Percent of Total Investments	1.70%
C000155890 | Taiwan
Holdings [Line Items]
Percent of Total Investments	18.50%
C000155890 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.50%
C000155890 | India
Holdings [Line Items]
Percent of Total Investments	25.00%
C000155890 | China
Holdings [Line Items]
Percent of Total Investments	19.10%
C000155890 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155890 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155890 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155890 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155890 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155890 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155890 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155890 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007746 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007746 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007746 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007746 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007746 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007746 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007746 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007746 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007746 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007746 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007746 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007746 | United States
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007746 | Taiwan
Holdings [Line Items]
Percent of Total Investments	18.50%
C000007746 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.50%
C000007746 | India
Holdings [Line Items]
Percent of Total Investments	25.00%
C000007746 | China
Holdings [Line Items]
Percent of Total Investments	19.10%
C000007746 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007746 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007746 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007746 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007746 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007746 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007746 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007746 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198815 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198815 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000198815 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000198815 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198815 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198815 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198815 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000198815 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198815 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198815 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000198815 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000198815 | United States
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198815 | Taiwan
Holdings [Line Items]
Percent of Total Investments	18.50%
C000198815 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.50%
C000198815 | India
Holdings [Line Items]
Percent of Total Investments	25.00%
C000198815 | China
Holdings [Line Items]
Percent of Total Investments	19.10%
C000198815 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198815 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198815 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000198815 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198815 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198815 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000198815 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198815 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000113803 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000113803 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000113803 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000113803 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113803 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000113803 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000113803 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000113803 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113803 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113803 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000113803 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000113803 | United States
Holdings [Line Items]
Percent of Total Investments	1.70%
C000113803 | Taiwan
Holdings [Line Items]
Percent of Total Investments	18.50%
C000113803 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.50%
C000113803 | India
Holdings [Line Items]
Percent of Total Investments	25.00%
C000113803 | China
Holdings [Line Items]
Percent of Total Investments	19.10%
C000113803 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000113803 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.90%
C000113803 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000113803 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000113803 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.50%
C000113803 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000113803 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000113803 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126912 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000126912 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000126912 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000126912 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126912 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000126912 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000126912 | Mahindra & Mahindra Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000126912 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000126912 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000126912 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000126912 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000126912 | United States
Holdings [Line Items]
Percent of Total Investments	1.70%
C000126912 | Taiwan
Holdings [Line Items]
Percent of Total Investments	18.50%
C000126912 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	11.50%
C000126912 | India
Holdings [Line Items]
Percent of Total Investments	25.00%
C000126912 | China
Holdings [Line Items]
Percent of Total Investments	19.10%
C000126912 | Poland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000126912 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126912 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000126912 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126912 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.50%
C000126912 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000126912 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000126912 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.60%
C000169209 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000169209 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169209 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000169209 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169209 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169209 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169209 | Ferrari NV
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169209 | Mitsui & Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169209 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169209 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169209 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169209 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000169209 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169209 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000169209 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169209 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169209 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
C000169209 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169209 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169209 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169210 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000169210 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169210 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000169210 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169210 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169210 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169210 | Ferrari NV
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169210 | Mitsui & Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169210 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169210 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169210 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169210 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000169210 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169210 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000169210 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169210 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169210 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
C000169210 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169210 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169210 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169208 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000169208 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169208 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000169208 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169208 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169208 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169208 | Ferrari NV
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169208 | Mitsui & Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169208 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169208 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169208 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169208 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000169208 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169208 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000169208 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169208 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169208 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
C000169208 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169208 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169208 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169211 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.60%
C000169211 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169211 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000169211 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169211 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169211 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169211 | Ferrari NV
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169211 | Mitsui & Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000169211 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169211 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169211 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000169211 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000169211 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.80%
C000169211 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000169211 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169211 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000169211 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.70%
C000169211 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.00%
C000169211 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000169211 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169213 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169213 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000169213 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169213 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169213 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169213 | Ferrari NV
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169213 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169213 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169213 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169213 | TJX Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169213 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169213 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000169213 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169213 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.50%
C000169213 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000169213 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.10%
C000169213 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.80%
C000169213 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000169213 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169213 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169213 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169214 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169214 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000169214 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169214 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169214 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169214 | Ferrari NV
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169214 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169214 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169214 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169214 | TJX Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169214 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169214 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000169214 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169214 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.50%
C000169214 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000169214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.10%
C000169214 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.80%
C000169214 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000169214 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169214 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169214 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169212 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169212 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000169212 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169212 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169212 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169212 | Ferrari NV
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169212 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169212 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169212 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169212 | TJX Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169212 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169212 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000169212 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169212 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.50%
C000169212 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000169212 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.10%
C000169212 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.80%
C000169212 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000169212 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169212 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169212 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.10%
C000169215 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169215 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000169215 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169215 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000169215 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	5.90%
C000169215 | Ferrari NV
Holdings [Line Items]
Percent of Total Investments	5.50%
C000169215 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000169215 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000169215 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169215 | TJX Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000169215 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000169215 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000169215 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.70%
C000169215 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.50%
C000169215 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000169215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.10%
C000169215 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.80%
C000169215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	0.60%
C000169215 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169215 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169215 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.10%
C000204518 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000204518 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204518 | Appian Corp.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000204518 | Victoria PLC
Holdings [Line Items]
Percent of Total Investments	8.70%
C000204518 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	5.20%
C000204518 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204518 | Eurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000204518 | Cricut, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204518 | Floor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000204518 | Bill Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204518 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000204518 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204518 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.70%
C000204518 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000204518 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000204518 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	42.50%
C000204518 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.20%
C000204519 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000204519 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204519 | Appian Corp.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000204519 | Victoria PLC
Holdings [Line Items]
Percent of Total Investments	8.70%
C000204519 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	5.20%
C000204519 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204519 | Eurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000204519 | Cricut, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204519 | Floor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000204519 | Bill Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204519 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000204519 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204519 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.70%
C000204519 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000204519 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000204519 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	42.50%
C000204519 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.20%
C000204520 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000204520 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204520 | Appian Corp.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000204520 | Victoria PLC
Holdings [Line Items]
Percent of Total Investments	8.70%
C000204520 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	5.20%
C000204520 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204520 | Eurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000204520 | Cricut, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204520 | Floor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000204520 | Bill Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204520 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000204520 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204520 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.70%
C000204520 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000204520 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000204520 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	42.50%
C000204520 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.20%
C000204517 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000204517 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204517 | Appian Corp.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000204517 | Victoria PLC
Holdings [Line Items]
Percent of Total Investments	8.70%
C000204517 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	5.20%
C000204517 | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204517 | Eurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000204517 | Cricut, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204517 | Floor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000204517 | Bill Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000204517 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000204517 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204517 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.70%
C000204517 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000204517 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000204517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	42.50%
C000204517 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.20%
C000228807 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000228807 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228807 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228807 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228807 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228807 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228807 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228807 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228807 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228807 | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228807 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000228807 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	39.90%
C000228807 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228807 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	55.70%
C000228807 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000228808 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000228808 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228808 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228808 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228808 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228808 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228808 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228808 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228808 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228808 | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228808 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000228808 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	39.90%
C000228808 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228808 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	55.70%
C000228808 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000228809 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000228809 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228809 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228809 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228809 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228809 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228809 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228809 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228809 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228809 | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228809 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000228809 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	39.90%
C000228809 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228809 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	55.70%
C000228809 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000228806 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000228806 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228806 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228806 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228806 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228806 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228806 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228806 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228806 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228806 | Mitsui Fudosan Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228806 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000228806 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	39.90%
C000228806 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228806 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	55.70%
C000228806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007755 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007755 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007755 | Accenture PLC
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007755 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007755 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007755 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007755 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007755 | SAP SE
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007755 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007755 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007755 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007755 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000007755 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.20%
C000007755 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007755 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007755 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007755 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.60%
C000007755 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	19.00%
C000155893 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000155893 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155893 | Accenture PLC
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155893 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155893 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155893 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155893 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155893 | SAP SE
Holdings [Line Items]
Percent of Total Investments	6.70%
C000155893 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155893 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155893 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155893 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000155893 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.20%
C000155893 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000155893 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000155893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.40%
C000155893 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.60%
C000155893 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	19.00%
C000007754 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007754 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007754 | Accenture PLC
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007754 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007754 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007754 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007754 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007754 | SAP SE
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007754 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007754 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007754 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007754 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000007754 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.20%
C000007754 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007754 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007754 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007754 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.60%
C000007754 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	19.00%
C000113809 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000113809 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000113809 | Accenture PLC
Holdings [Line Items]
Percent of Total Investments	5.00%
C000113809 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000113809 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000113809 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000113809 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000113809 | SAP SE
Holdings [Line Items]
Percent of Total Investments	6.70%
C000113809 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113809 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000113809 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000113809 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000113809 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.20%
C000113809 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000113809 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000113809 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.40%
C000113809 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.60%
C000113809 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	19.00%
C000156276 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	8.80%
C000156276 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000156276 | Accenture PLC
Holdings [Line Items]
Percent of Total Investments	5.00%
C000156276 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000156276 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000156276 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000156276 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000156276 | SAP SE
Holdings [Line Items]
Percent of Total Investments	6.70%
C000156276 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000156276 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000156276 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000156276 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000156276 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	18.20%
C000156276 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000156276 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000156276 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156276 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.60%
C000156276 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	19.00%
C000091818 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000091818 | National Grid PLC
Holdings [Line Items]
Percent of Total Investments	7.30%
C000091818 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000091818 | Enbridge, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000091818 | ONEOK, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000091818 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000091818 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.60%
C000091818 | Grupo Aeroportuario del Pacifico SAB de CV
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091818 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091818 | TC Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000091818 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091818 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000091818 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000091818 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000091818 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	40.10%
C000091818 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	25.70%
C000155901 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000155901 | National Grid PLC
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155901 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155901 | Enbridge, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155901 | ONEOK, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155901 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155901 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155901 | Grupo Aeroportuario del Pacifico SAB de CV
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155901 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155901 | TC Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155901 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155901 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000155901 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000155901 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000155901 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	40.10%
C000155901 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	25.70%
C000091816 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000091816 | National Grid PLC
Holdings [Line Items]
Percent of Total Investments	7.30%
C000091816 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000091816 | Enbridge, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000091816 | ONEOK, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000091816 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000091816 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.60%
C000091816 | Grupo Aeroportuario del Pacifico SAB de CV
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091816 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091816 | TC Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000091816 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091816 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000091816 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000091816 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000091816 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	40.10%
C000091816 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	25.70%
C000198823 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000198823 | National Grid PLC
Holdings [Line Items]
Percent of Total Investments	7.30%
C000198823 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198823 | Enbridge, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198823 | ONEOK, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198823 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198823 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.60%
C000198823 | Grupo Aeroportuario del Pacifico SAB de CV
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198823 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000198823 | TC Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000198823 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198823 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000198823 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000198823 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000198823 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	40.10%
C000198823 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	25.70%
C000091817 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000091817 | National Grid PLC
Holdings [Line Items]
Percent of Total Investments	7.30%
C000091817 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000091817 | Enbridge, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000091817 | ONEOK, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000091817 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000091817 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.60%
C000091817 | Grupo Aeroportuario del Pacifico SAB de CV
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091817 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091817 | TC Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000091817 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091817 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000091817 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000091817 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000091817 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	40.10%
C000091817 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	25.70%
C000126922 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000126922 | National Grid PLC
Holdings [Line Items]
Percent of Total Investments	7.30%
C000126922 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126922 | Enbridge, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126922 | ONEOK, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126922 | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000126922 | Sempra
Holdings [Line Items]
Percent of Total Investments	3.60%
C000126922 | Grupo Aeroportuario del Pacifico SAB de CV
Holdings [Line Items]
Percent of Total Investments	3.30%
C000126922 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000126922 | TC Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000126922 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.00%
C000126922 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000126922 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000126922 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000126922 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	40.10%
C000126922 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	25.70%
C000094893 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000094893 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094893 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000094893 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000094893 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094893 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000094893 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000094893 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094893 | Grab Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094893 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094893 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000094893 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000094893 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000094893 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000094893 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000094893 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	40.70%
C000094893 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.00%
C000094893 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155902 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000155902 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155902 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155902 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155902 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155902 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155902 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000155902 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155902 | Grab Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155902 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155902 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155902 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155902 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000155902 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000155902 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155902 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	40.70%
C000155902 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.00%
C000155902 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	1.50%
C000094891 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000094891 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094891 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000094891 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000094891 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094891 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000094891 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000094891 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094891 | Grab Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094891 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094891 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000094891 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000094891 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000094891 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000094891 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000094891 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	40.70%
C000094891 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.00%
C000094891 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	1.50%
C000094892 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000094892 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094892 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000094892 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000094892 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094892 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000094892 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000094892 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	5.90%
C000094892 | Grab Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000094892 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094892 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000094892 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000094892 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000094892 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000094892 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000094892 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	40.70%
C000094892 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.00%
C000094892 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228507 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000228507 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000228507 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228507 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228507 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228507 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228507 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000228507 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228507 | Grab Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228507 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000228507 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228507 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228507 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000228507 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228507 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228507 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	40.70%
C000228507 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	37.00%
C000228507 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	1.50%
C000085100 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085100 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085100 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085100 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000085100 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000085100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000085100 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000085100 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000085100 | DSV AS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000085100 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000085100 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085100 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000085100 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000085100 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.00%
C000085100 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	33.70%
C000085100 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.50%
C000155900 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155900 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155900 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155900 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155900 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155900 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000155900 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000155900 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155900 | DSV AS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155900 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155900 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155900 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000155900 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000155900 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.00%
C000155900 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	33.70%
C000155900 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.50%
C000085098 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085098 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085098 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085098 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000085098 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000085098 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000085098 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000085098 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000085098 | DSV AS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000085098 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000085098 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085098 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000085098 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000085098 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.00%
C000085098 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	33.70%
C000085098 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.50%
C000198822 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198822 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000198822 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198822 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000198822 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000198822 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000198822 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000198822 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000198822 | DSV AS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000198822 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000198822 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198822 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000198822 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198822 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.00%
C000198822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	33.70%
C000198822 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.50%
C000085099 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000085099 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000085099 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000085099 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000085099 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000085099 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000085099 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000085099 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000085099 | DSV AS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000085099 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000085099 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085099 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000085099 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000085099 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.00%
C000085099 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	33.70%
C000085099 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.50%
C000126921 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000126921 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126921 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000126921 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000126921 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000126921 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000126921 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	8.20%
C000126921 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000126921 | DSV AS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126921 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000126921 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126921 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000126921 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000126921 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	15.00%
C000126921 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	33.70%
C000126921 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.50%
C000211166 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000211166 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	6.60%
C000211166 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000211166 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211166 | Eurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.00%
C000211166 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211166 | Rentokil Initial PLC
Holdings [Line Items]
Percent of Total Investments	5.60%
C000211166 | Canadian National Railway Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211166 | Danaher Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211166 | On Holding AG
Holdings [Line Items]
Percent of Total Investments	3.60%
C000211166 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000211166 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000211166 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000211166 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000211166 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.10%
C000211166 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000211166 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211166 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.50%
C000211166 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000211166 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000211166 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211166 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211167 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000211167 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	6.60%
C000211167 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000211167 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211167 | Eurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.00%
C000211167 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211167 | Rentokil Initial PLC
Holdings [Line Items]
Percent of Total Investments	5.60%
C000211167 | Canadian National Railway Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211167 | Danaher Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211167 | On Holding AG
Holdings [Line Items]
Percent of Total Investments	3.60%
C000211167 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000211167 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000211167 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000211167 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000211167 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.10%
C000211167 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000211167 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211167 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.50%
C000211167 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000211167 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000211167 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211167 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211168 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000211168 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	6.60%
C000211168 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000211168 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211168 | Eurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.00%
C000211168 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211168 | Rentokil Initial PLC
Holdings [Line Items]
Percent of Total Investments	5.60%
C000211168 | Canadian National Railway Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211168 | Danaher Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211168 | On Holding AG
Holdings [Line Items]
Percent of Total Investments	3.60%
C000211168 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000211168 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000211168 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000211168 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000211168 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.10%
C000211168 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000211168 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211168 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.50%
C000211168 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000211168 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000211168 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211168 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211165 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000211165 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	6.60%
C000211165 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000211165 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211165 | Eurofins Scientific SE
Holdings [Line Items]
Percent of Total Investments	4.00%
C000211165 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211165 | Rentokil Initial PLC
Holdings [Line Items]
Percent of Total Investments	5.60%
C000211165 | Canadian National Railway Co.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211165 | Danaher Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211165 | On Holding AG
Holdings [Line Items]
Percent of Total Investments	3.60%
C000211165 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000211165 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000211165 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.20%
C000211165 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000211165 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.10%
C000211165 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000211165 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211165 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.50%
C000211165 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000211165 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.90%
C000211165 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211165 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000034678 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000034678 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000034678 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034678 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034678 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034678 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000034678 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034678 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034678 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034678 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034678 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034678 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	40.50%
C000034678 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034678 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	55.90%
C000034678 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.90%
C000155896 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155896 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155896 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155896 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155896 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155896 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155896 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155896 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155896 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155896 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155896 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155896 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	40.50%
C000155896 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155896 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	55.90%
C000155896 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.90%
C000034677 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000034677 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000034677 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034677 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000034677 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034677 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000034677 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000034677 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034677 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034677 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034677 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000034677 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	40.50%
C000034677 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034677 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	55.90%
C000034677 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.90%
C000198819 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000198819 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000198819 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000198819 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000198819 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000198819 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000198819 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198819 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000198819 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198819 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	2.60%
C000198819 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000198819 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	40.50%
C000198819 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198819 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	55.90%
C000198819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.90%
C000065130 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000065130 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000065130 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000065130 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000065130 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000065130 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000065130 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000065130 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000065130 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000065130 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	2.60%
C000065130 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000065130 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	40.50%
C000065130 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.00%
C000065130 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	55.90%
C000065130 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.90%
C000126917 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000126917 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000126917 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000126917 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126917 | Goodman Group
Holdings [Line Items]
Percent of Total Investments	3.60%
C000126917 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000126917 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000126917 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126917 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000126917 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	2.60%
C000126917 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000126917 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	40.50%
C000126917 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.00%
C000126917 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	55.90%
C000126917 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.90%
C000129961 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000129961 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000129961 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000129961 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000129961 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000129961 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129961 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129961 | SAP SE
Holdings [Line Items]
Percent of Total Investments	7.00%
C000129961 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129961 | Arthur J Gallagher & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129961 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129961 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000129961 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000129961 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000129961 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.40%
C000129961 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129961 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000129961 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155911 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155911 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155911 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000155911 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155911 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000155911 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155911 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155911 | SAP SE
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155911 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155911 | Arthur J Gallagher & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155911 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155911 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000155911 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000155911 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000155911 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.40%
C000155911 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155911 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000155911 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000129960 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000129960 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000129960 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000129960 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000129960 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000129960 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129960 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129960 | SAP SE
Holdings [Line Items]
Percent of Total Investments	7.00%
C000129960 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129960 | Arthur J Gallagher & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129960 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129960 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000129960 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000129960 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000129960 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.40%
C000129960 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129960 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000129960 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000129962 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000129962 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000129962 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000129962 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000129962 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000129962 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129962 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129962 | SAP SE
Holdings [Line Items]
Percent of Total Investments	7.00%
C000129962 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129962 | Arthur J Gallagher & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129962 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129962 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000129962 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000129962 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000129962 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.40%
C000129962 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129962 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000129962 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000129963 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000129963 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000129963 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000129963 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000129963 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000129963 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129963 | Aon PLC
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129963 | SAP SE
Holdings [Line Items]
Percent of Total Investments	7.00%
C000129963 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129963 | Arthur J Gallagher & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129963 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000129963 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000129963 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.20%
C000129963 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000129963 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.40%
C000129963 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129963 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000129963 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007751 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007751 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007751 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007751 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007751 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007751 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007751 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007751 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007751 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007751 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007751 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007751 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007751 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007751 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007751 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007751 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000007751 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007751 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	28.40%
C000007751 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000155892 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000155892 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155892 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000155892 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155892 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155892 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155892 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155892 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155892 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155892 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155892 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155892 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155892 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155892 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155892 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000155892 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000155892 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.70%
C000155892 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	28.40%
C000155892 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000007750 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000007750 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007750 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007750 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007750 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007750 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007750 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007750 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007750 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007750 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007750 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007750 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007750 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007750 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007750 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007750 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000007750 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007750 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	28.40%
C000007750 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000198816 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000198816 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000198816 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000198816 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000198816 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000198816 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198816 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000198816 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198816 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198816 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198816 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000198816 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000198816 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000198816 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000198816 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000198816 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000198816 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.70%
C000198816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	28.40%
C000198816 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000113805 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000113805 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000113805 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000113805 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000113805 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000113805 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000113805 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000113805 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000113805 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000113805 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000113805 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000113805 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000113805 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000113805 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000113805 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000113805 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000113805 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.70%
C000113805 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	28.40%
C000113805 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000126914 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000126914 | DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000126914 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000126914 | Shopify, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126914 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126914 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000126914 | ROBLOX Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000126914 | Airbnb, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126914 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126914 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126914 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000126914 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.50%
C000126914 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126914 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000126914 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000126914 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000126914 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.70%
C000126914 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	28.40%
C000126914 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000007745 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000007745 | Agilon Health, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007745 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007745 | Appian Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007745 | Bill Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007745 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007745 | Chewy, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007745 | Peloton Interactive, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007745 | ZoomInfo Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007745 | Wayfair, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007745 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007745 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007745 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007745 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007745 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.70%
C000007745 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007745 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007745 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	24.20%
C000007745 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.70%
C000007745 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007745 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155889 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000155889 | Agilon Health, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000155889 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155889 | Appian Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155889 | Bill Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155889 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155889 | Chewy, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000155889 | Peloton Interactive, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155889 | ZoomInfo Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155889 | Wayfair, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155889 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155889 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155889 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000155889 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155889 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.70%
C000155889 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000155889 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155889 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	24.20%
C000155889 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.70%
C000155889 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155889 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000007744 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000007744 | Agilon Health, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007744 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007744 | Appian Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007744 | Bill Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007744 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007744 | Chewy, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007744 | Peloton Interactive, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007744 | ZoomInfo Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007744 | Wayfair, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007744 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007744 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007744 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007744 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007744 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.70%
C000007744 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007744 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007744 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	24.20%
C000007744 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.70%
C000007744 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007744 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000104303 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000104303 | Agilon Health, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000104303 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000104303 | Appian Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000104303 | Bill Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000104303 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000104303 | Chewy, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000104303 | Peloton Interactive, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000104303 | ZoomInfo Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000104303 | Wayfair, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000104303 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000104303 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.60%
C000104303 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000104303 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000104303 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.70%
C000104303 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000104303 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000104303 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	24.20%
C000104303 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.70%
C000104303 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104303 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000129402 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000129402 | Agilon Health, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000129402 | Global-e Online Ltd.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000129402 | Appian Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129402 | Bill Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000129402 | Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000129402 | Chewy, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000129402 | Peloton Interactive, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000129402 | ZoomInfo Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129402 | Wayfair, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129402 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.90%
C000129402 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.60%
C000129402 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.90%
C000129402 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000129402 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.70%
C000129402 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000129402 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000129402 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	24.20%
C000129402 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	31.70%
C000129402 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129402 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000094900 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000094900 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094900 | DSV AS
Holdings [Line Items]
Percent of Total Investments	7.00%
C000094900 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000094900 | Hermes International
Holdings [Line Items]
Percent of Total Investments	8.50%
C000094900 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000094900 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	6.10%
C000094900 | Keyence Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094900 | Straumann Holding AG
Holdings [Line Items]
Percent of Total Investments	3.90%
C000094900 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000094900 | United States
Holdings [Line Items]
Percent of Total Investments	12.60%
C000094900 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.00%
C000094900 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000094900 | India
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094900 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000094900 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094900 | Japan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094900 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.70%
C000094900 | Italy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000094900 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.90%
C000094900 | Denmark
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094900 | Canada
Holdings [Line Items]
Percent of Total Investments	13.30%
C000094900 | France
Holdings [Line Items]
Percent of Total Investments	14.70%
C000155904 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155904 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155904 | DSV AS
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155904 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155904 | Hermes International
Holdings [Line Items]
Percent of Total Investments	8.50%
C000155904 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155904 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	6.10%
C000155904 | Keyence Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155904 | Straumann Holding AG
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155904 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155904 | United States
Holdings [Line Items]
Percent of Total Investments	12.60%
C000155904 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155904 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155904 | India
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155904 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155904 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155904 | Japan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155904 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.70%
C000155904 | Italy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155904 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.90%
C000155904 | Denmark
Holdings [Line Items]
Percent of Total Investments	9.00%
C000155904 | Canada
Holdings [Line Items]
Percent of Total Investments	13.30%
C000155904 | France
Holdings [Line Items]
Percent of Total Investments	14.70%
C000094898 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000094898 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094898 | DSV AS
Holdings [Line Items]
Percent of Total Investments	7.00%
C000094898 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000094898 | Hermes International
Holdings [Line Items]
Percent of Total Investments	8.50%
C000094898 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000094898 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	6.10%
C000094898 | Keyence Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094898 | Straumann Holding AG
Holdings [Line Items]
Percent of Total Investments	3.90%
C000094898 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000094898 | United States
Holdings [Line Items]
Percent of Total Investments	12.60%
C000094898 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.00%
C000094898 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000094898 | India
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094898 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000094898 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094898 | Japan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094898 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.70%
C000094898 | Italy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000094898 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.90%
C000094898 | Denmark
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094898 | Canada
Holdings [Line Items]
Percent of Total Investments	13.30%
C000094898 | France
Holdings [Line Items]
Percent of Total Investments	14.70%
C000094899 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000094899 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000094899 | DSV AS
Holdings [Line Items]
Percent of Total Investments	7.00%
C000094899 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000094899 | Hermes International
Holdings [Line Items]
Percent of Total Investments	8.50%
C000094899 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000094899 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	6.10%
C000094899 | Keyence Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094899 | Straumann Holding AG
Holdings [Line Items]
Percent of Total Investments	3.90%
C000094899 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000094899 | United States
Holdings [Line Items]
Percent of Total Investments	12.60%
C000094899 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.00%
C000094899 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000094899 | India
Holdings [Line Items]
Percent of Total Investments	8.10%
C000094899 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000094899 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.60%
C000094899 | Japan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000094899 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.70%
C000094899 | Italy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000094899 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.90%
C000094899 | Denmark
Holdings [Line Items]
Percent of Total Investments	9.00%
C000094899 | Canada
Holdings [Line Items]
Percent of Total Investments	13.30%
C000094899 | France
Holdings [Line Items]
Percent of Total Investments	14.70%
C000198826 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000198826 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198826 | DSV AS
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198826 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198826 | Hermes International
Holdings [Line Items]
Percent of Total Investments	8.50%
C000198826 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000198826 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	6.10%
C000198826 | Keyence Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198826 | Straumann Holding AG
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198826 | Canadian Pacific Kansas City Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000198826 | United States
Holdings [Line Items]
Percent of Total Investments	12.60%
C000198826 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.00%
C000198826 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000198826 | India
Holdings [Line Items]
Percent of Total Investments	8.10%
C000198826 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000198826 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198826 | Japan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198826 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.70%
C000198826 | Italy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000198826 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.90%
C000198826 | Denmark
Holdings [Line Items]
Percent of Total Investments	9.00%
C000198826 | Canada
Holdings [Line Items]
Percent of Total Investments	13.30%
C000198826 | France
Holdings [Line Items]
Percent of Total Investments	14.70%
C000007759 | SAP SE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007759 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007759 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007759 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007759 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007759 | Halma PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007759 | BP PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007759 | QIAGEN NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007759 | Infineon Technologies AG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007759 | Haleon PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007759 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007759 | United States
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007759 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007759 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007759 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007759 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007759 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007759 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	30.10%
C000007759 | Japan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007759 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007759 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007759 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007759 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007759 | Canada
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007759 | France
Holdings [Line Items]
Percent of Total Investments	12.00%
C000007759 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007759 | Australia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007759 | Finland
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007759 | Germany
Holdings [Line Items]
Percent of Total Investments	12.40%
C000155894 | SAP SE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155894 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155894 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155894 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155894 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155894 | Halma PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155894 | BP PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155894 | QIAGEN NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155894 | Infineon Technologies AG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155894 | Haleon PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155894 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000155894 | United States
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155894 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.70%
C000155894 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155894 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155894 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155894 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155894 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	30.10%
C000155894 | Japan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155894 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155894 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155894 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155894 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155894 | Canada
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155894 | France
Holdings [Line Items]
Percent of Total Investments	12.00%
C000155894 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155894 | Australia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155894 | Finland
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155894 | Germany
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007758 | SAP SE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007758 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007758 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007758 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007758 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007758 | Halma PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007758 | BP PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007758 | QIAGEN NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007758 | Infineon Technologies AG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007758 | Haleon PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007758 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007758 | United States
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007758 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007758 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007758 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007758 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007758 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007758 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	30.10%
C000007758 | Japan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007758 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007758 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007758 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007758 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007758 | Canada
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007758 | France
Holdings [Line Items]
Percent of Total Investments	12.00%
C000007758 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007758 | Australia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007758 | Finland
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007758 | Germany
Holdings [Line Items]
Percent of Total Investments	12.40%
C000113811 | SAP SE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000113811 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000113811 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000113811 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000113811 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000113811 | Halma PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000113811 | BP PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000113811 | QIAGEN NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000113811 | Infineon Technologies AG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000113811 | Haleon PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000113811 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000113811 | United States
Holdings [Line Items]
Percent of Total Investments	1.20%
C000113811 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.70%
C000113811 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.90%
C000113811 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000113811 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	1.90%
C000113811 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.60%
C000113811 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	30.10%
C000113811 | Japan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000113811 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.40%
C000113811 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000113811 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.00%
C000113811 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113811 | Canada
Holdings [Line Items]
Percent of Total Investments	6.20%
C000113811 | France
Holdings [Line Items]
Percent of Total Investments	12.00%
C000113811 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.20%
C000113811 | Australia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000113811 | Finland
Holdings [Line Items]
Percent of Total Investments	2.20%
C000113811 | Germany
Holdings [Line Items]
Percent of Total Investments	12.40%
C000126915 | SAP SE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000126915 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	2.80%
C000126915 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000126915 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000126915 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000126915 | Halma PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000126915 | BP PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000126915 | QIAGEN NV
Holdings [Line Items]
Percent of Total Investments	2.40%
C000126915 | Infineon Technologies AG
Holdings [Line Items]
Percent of Total Investments	2.20%
C000126915 | Haleon PLC
Holdings [Line Items]
Percent of Total Investments	2.20%
C000126915 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000126915 | United States
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126915 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	1.70%
C000126915 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.90%
C000126915 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.90%
C000126915 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	1.90%
C000126915 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.60%
C000126915 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	30.10%
C000126915 | Japan
Holdings [Line Items]
Percent of Total Investments	5.30%
C000126915 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.40%
C000126915 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000126915 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.00%
C000126915 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.10%
C000126915 | Canada
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126915 | France
Holdings [Line Items]
Percent of Total Investments	12.00%
C000126915 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126915 | Australia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000126915 | Finland
Holdings [Line Items]
Percent of Total Investments	2.20%
C000126915 | Germany
Holdings [Line Items]
Percent of Total Investments	12.40%
C000085089 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000085089 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000085089 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085089 | Meituan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000085089 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000085089 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085089 | DSV AS
Holdings [Line Items]
Percent of Total Investments	5.30%
C000085089 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000085089 | Hermes International
Holdings [Line Items]
Percent of Total Investments	4.60%
C000085089 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085089 | United States
Holdings [Line Items]
Percent of Total Investments	14.90%
C000085089 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.40%
C000085089 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000085089 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	8.60%
C000085089 | India
Holdings [Line Items]
Percent of Total Investments	12.70%
C000085089 | China
Holdings [Line Items]
Percent of Total Investments	12.80%
C000085089 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085089 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085089 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000085089 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.30%
C000085089 | Japan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085089 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000085089 | Italy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085089 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000085089 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.30%
C000085089 | Canada
Holdings [Line Items]
Percent of Total Investments	5.80%
C000085089 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155897 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155897 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155897 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155897 | Meituan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155897 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000155897 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155897 | DSV AS
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155897 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000155897 | Hermes International
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155897 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155897 | United States
Holdings [Line Items]
Percent of Total Investments	14.90%
C000155897 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155897 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155897 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	8.60%
C000155897 | India
Holdings [Line Items]
Percent of Total Investments	12.70%
C000155897 | China
Holdings [Line Items]
Percent of Total Investments	12.80%
C000155897 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155897 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155897 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155897 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155897 | Japan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155897 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155897 | Italy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155897 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155897 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.30%
C000155897 | Canada
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155897 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000085087 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000085087 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000085087 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085087 | Meituan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000085087 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000085087 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085087 | DSV AS
Holdings [Line Items]
Percent of Total Investments	5.30%
C000085087 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000085087 | Hermes International
Holdings [Line Items]
Percent of Total Investments	4.60%
C000085087 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085087 | United States
Holdings [Line Items]
Percent of Total Investments	14.90%
C000085087 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.40%
C000085087 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000085087 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	8.60%
C000085087 | India
Holdings [Line Items]
Percent of Total Investments	12.70%
C000085087 | China
Holdings [Line Items]
Percent of Total Investments	12.80%
C000085087 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085087 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085087 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000085087 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.30%
C000085087 | Japan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085087 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000085087 | Italy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085087 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000085087 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.30%
C000085087 | Canada
Holdings [Line Items]
Percent of Total Investments	5.80%
C000085087 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198820 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000198820 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000198820 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198820 | Meituan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000198820 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000198820 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198820 | DSV AS
Holdings [Line Items]
Percent of Total Investments	5.30%
C000198820 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198820 | Hermes International
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198820 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198820 | United States
Holdings [Line Items]
Percent of Total Investments	14.90%
C000198820 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.40%
C000198820 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198820 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	8.60%
C000198820 | India
Holdings [Line Items]
Percent of Total Investments	12.70%
C000198820 | China
Holdings [Line Items]
Percent of Total Investments	12.80%
C000198820 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.10%
C000198820 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198820 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000198820 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.30%
C000198820 | Japan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198820 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198820 | Italy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198820 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000198820 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.30%
C000198820 | Canada
Holdings [Line Items]
Percent of Total Investments	5.80%
C000198820 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000085088 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000085088 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000085088 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085088 | Meituan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000085088 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000085088 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085088 | DSV AS
Holdings [Line Items]
Percent of Total Investments	5.30%
C000085088 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000085088 | Hermes International
Holdings [Line Items]
Percent of Total Investments	4.60%
C000085088 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085088 | United States
Holdings [Line Items]
Percent of Total Investments	14.90%
C000085088 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.40%
C000085088 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000085088 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	8.60%
C000085088 | India
Holdings [Line Items]
Percent of Total Investments	12.70%
C000085088 | China
Holdings [Line Items]
Percent of Total Investments	12.80%
C000085088 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.10%
C000085088 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085088 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000085088 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.30%
C000085088 | Japan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000085088 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000085088 | Italy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000085088 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000085088 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.30%
C000085088 | Canada
Holdings [Line Items]
Percent of Total Investments	5.80%
C000085088 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126918 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000126918 | Coupang, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000126918 | Trip.com Group Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126918 | Meituan
Holdings [Line Items]
Percent of Total Investments	4.90%
C000126918 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000126918 | NU Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126918 | DSV AS
Holdings [Line Items]
Percent of Total Investments	5.30%
C000126918 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.10%
C000126918 | Hermes International
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126918 | Moncler SpA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126918 | United States
Holdings [Line Items]
Percent of Total Investments	14.90%
C000126918 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.40%
C000126918 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000126918 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	8.60%
C000126918 | India
Holdings [Line Items]
Percent of Total Investments	12.70%
C000126918 | China
Holdings [Line Items]
Percent of Total Investments	12.80%
C000126918 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.10%
C000126918 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126918 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.70%
C000126918 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.30%
C000126918 | Japan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126918 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.00%
C000126918 | Italy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000126918 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000126918 | Denmark
Holdings [Line Items]
Percent of Total Investments	5.30%
C000126918 | Canada
Holdings [Line Items]
Percent of Total Investments	5.80%
C000126918 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000236930 | SAP SE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000236930 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236930 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236930 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236930 | Halma PLC
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236930 | QIAGEN NV
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236930 | Haleon PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236930 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236930 | Universal Music Group NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000236930 | Hexagon AB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236930 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236930 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000236930 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236930 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.20%
C000236930 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	21.20%
C000236930 | Japan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236930 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236930 | Italy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000236930 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236930 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000236930 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236930 | France
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236930 | Australia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000236930 | Finland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236930 | Germany
Holdings [Line Items]
Percent of Total Investments	16.50%
C000236928 | SAP SE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000236928 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236928 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236928 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236928 | Halma PLC
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236928 | QIAGEN NV
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236928 | Haleon PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236928 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236928 | Universal Music Group NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000236928 | Hexagon AB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236928 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236928 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000236928 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236928 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.20%
C000236928 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	21.20%
C000236928 | Japan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236928 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236928 | Italy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000236928 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236928 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000236928 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236928 | France
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236928 | Australia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000236928 | Finland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236928 | Germany
Holdings [Line Items]
Percent of Total Investments	16.50%
C000236927 | SAP SE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000236927 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236927 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236927 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236927 | Halma PLC
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236927 | QIAGEN NV
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236927 | Haleon PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236927 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236927 | Universal Music Group NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000236927 | Hexagon AB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236927 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236927 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000236927 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236927 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.20%
C000236927 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	21.20%
C000236927 | Japan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236927 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236927 | Italy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000236927 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236927 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000236927 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236927 | France
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236927 | Australia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000236927 | Finland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236927 | Germany
Holdings [Line Items]
Percent of Total Investments	16.50%
C000236929 | SAP SE
Holdings [Line Items]
Percent of Total Investments	5.50%
C000236929 | RELX PLC
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236929 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236929 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236929 | Halma PLC
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236929 | QIAGEN NV
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236929 | Haleon PLC
Holdings [Line Items]
Percent of Total Investments	3.30%
C000236929 | Deutsche Boerse AG
Holdings [Line Items]
Percent of Total Investments	3.60%
C000236929 | Universal Music Group NV
Holdings [Line Items]
Percent of Total Investments	3.10%
C000236929 | Hexagon AB
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236929 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000236929 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.30%
C000236929 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.00%
C000236929 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.20%
C000236929 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	21.20%
C000236929 | Japan
Holdings [Line Items]
Percent of Total Investments	4.50%
C000236929 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236929 | Italy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000236929 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236929 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000236929 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236929 | France
Holdings [Line Items]
Percent of Total Investments	13.00%
C000236929 | Australia
Holdings [Line Items]
Percent of Total Investments	1.90%
C000236929 | Finland
Holdings [Line Items]
Percent of Total Investments	2.70%
C000236929 | Germany
Holdings [Line Items]
Percent of Total Investments	16.50%
C000200800 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200800 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	67.20%
C000200800 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000200800 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200800 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000200800 | Newmont Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200800 | BHP Group Ltd.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200800 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200800 | Air Liquide SA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200800 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200800 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200800 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200800 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200800 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000200800 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000200801 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200801 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	67.20%
C000200801 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000200801 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200801 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000200801 | Newmont Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200801 | BHP Group Ltd.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200801 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200801 | Air Liquide SA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200801 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200801 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200801 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200801 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200801 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000200801 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000200799 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200799 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	67.20%
C000200799 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000200799 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200799 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000200799 | Newmont Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200799 | BHP Group Ltd.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200799 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200799 | Air Liquide SA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200799 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200799 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200799 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200799 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200799 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000200799 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000200802 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200802 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Total Investments	67.20%
C000200802 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000200802 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000200802 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000200802 | Newmont Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200802 | BHP Group Ltd.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000200802 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200802 | Air Liquide SA
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200802 | Barrick Gold Corp.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200802 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200802 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200802 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200802 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000200802 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	67.20%
C000115786 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000115786 | FPT Corp.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000115786 | Kaspi.KZ JSC
Holdings [Line Items]
Percent of Total Investments	5.40%
C000115786 | Phu Nhuan Jewelry JSC
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115786 | Commercial International Bank - Egypt (CIB)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115786 | 11 bit studios SA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115786 | Medikaloka Hermina Tbk. PT
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115786 | NAC Kazatomprom JSC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115786 | Nova Ljubljanska Banka DD
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115786 | Century Pacific Food, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115786 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000115786 | United States
Holdings [Line Items]
Percent of Total Investments	9.30%
C000115786 | Poland
Holdings [Line Items]
Percent of Total Investments	7.30%
C000115786 | Argentina
Holdings [Line Items]
Percent of Total Investments	2.20%
C000115786 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000115786 | Indonesia
Holdings [Line Items]
Percent of Total Investments	13.60%
C000115786 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.10%
C000115786 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115786 | Kenya
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115786 | Slovenia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115786 | Bangladesh
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115786 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115786 | Egypt
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115786 | Pakistan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000115786 | Philippines
Holdings [Line Items]
Percent of Total Investments	7.30%
C000115786 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	11.50%
C000115786 | Vietnam
Holdings [Line Items]
Percent of Total Investments	22.50%
C000155910 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155910 | FPT Corp.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000155910 | Kaspi.KZ JSC
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155910 | Phu Nhuan Jewelry JSC
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155910 | Commercial International Bank - Egypt (CIB)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155910 | 11 bit studios SA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155910 | Medikaloka Hermina Tbk. PT
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155910 | NAC Kazatomprom JSC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155910 | Nova Ljubljanska Banka DD
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155910 | Century Pacific Food, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155910 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155910 | United States
Holdings [Line Items]
Percent of Total Investments	9.30%
C000155910 | Poland
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155910 | Argentina
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155910 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155910 | Indonesia
Holdings [Line Items]
Percent of Total Investments	13.60%
C000155910 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155910 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155910 | Kenya
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155910 | Slovenia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155910 | Bangladesh
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155910 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155910 | Egypt
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155910 | Pakistan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155910 | Philippines
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155910 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	11.50%
C000155910 | Vietnam
Holdings [Line Items]
Percent of Total Investments	22.50%
C000115785 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000115785 | FPT Corp.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000115785 | Kaspi.KZ JSC
Holdings [Line Items]
Percent of Total Investments	5.40%
C000115785 | Phu Nhuan Jewelry JSC
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115785 | Commercial International Bank - Egypt (CIB)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115785 | 11 bit studios SA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115785 | Medikaloka Hermina Tbk. PT
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115785 | NAC Kazatomprom JSC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115785 | Nova Ljubljanska Banka DD
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115785 | Century Pacific Food, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115785 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000115785 | United States
Holdings [Line Items]
Percent of Total Investments	9.30%
C000115785 | Poland
Holdings [Line Items]
Percent of Total Investments	7.30%
C000115785 | Argentina
Holdings [Line Items]
Percent of Total Investments	2.20%
C000115785 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000115785 | Indonesia
Holdings [Line Items]
Percent of Total Investments	13.60%
C000115785 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.10%
C000115785 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115785 | Kenya
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115785 | Slovenia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115785 | Bangladesh
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115785 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115785 | Egypt
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115785 | Pakistan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000115785 | Philippines
Holdings [Line Items]
Percent of Total Investments	7.30%
C000115785 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	11.50%
C000115785 | Vietnam
Holdings [Line Items]
Percent of Total Investments	22.50%
C000115788 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000115788 | FPT Corp.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000115788 | Kaspi.KZ JSC
Holdings [Line Items]
Percent of Total Investments	5.40%
C000115788 | Phu Nhuan Jewelry JSC
Holdings [Line Items]
Percent of Total Investments	3.80%
C000115788 | Commercial International Bank - Egypt (CIB)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115788 | 11 bit studios SA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115788 | Medikaloka Hermina Tbk. PT
Holdings [Line Items]
Percent of Total Investments	3.60%
C000115788 | NAC Kazatomprom JSC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115788 | Nova Ljubljanska Banka DD
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115788 | Century Pacific Food, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115788 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000115788 | United States
Holdings [Line Items]
Percent of Total Investments	9.30%
C000115788 | Poland
Holdings [Line Items]
Percent of Total Investments	7.30%
C000115788 | Argentina
Holdings [Line Items]
Percent of Total Investments	2.20%
C000115788 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000115788 | Indonesia
Holdings [Line Items]
Percent of Total Investments	13.60%
C000115788 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.10%
C000115788 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115788 | Kenya
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115788 | Slovenia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115788 | Bangladesh
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115788 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.40%
C000115788 | Egypt
Holdings [Line Items]
Percent of Total Investments	3.70%
C000115788 | Pakistan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000115788 | Philippines
Holdings [Line Items]
Percent of Total Investments	7.30%
C000115788 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	11.50%
C000115788 | Vietnam
Holdings [Line Items]
Percent of Total Investments	22.50%
C000152578 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000152578 | FPT Corp.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000152578 | Kaspi.KZ JSC
Holdings [Line Items]
Percent of Total Investments	5.40%
C000152578 | Phu Nhuan Jewelry JSC
Holdings [Line Items]
Percent of Total Investments	3.80%
C000152578 | Commercial International Bank - Egypt (CIB)
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152578 | 11 bit studios SA
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152578 | Medikaloka Hermina Tbk. PT
Holdings [Line Items]
Percent of Total Investments	3.60%
C000152578 | NAC Kazatomprom JSC
Holdings [Line Items]
Percent of Total Investments	3.40%
C000152578 | Nova Ljubljanska Banka DD
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152578 | Century Pacific Food, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000152578 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152578 | United States
Holdings [Line Items]
Percent of Total Investments	9.30%
C000152578 | Poland
Holdings [Line Items]
Percent of Total Investments	7.30%
C000152578 | Argentina
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152578 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152578 | Indonesia
Holdings [Line Items]
Percent of Total Investments	13.60%
C000152578 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152578 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.60%
C000152578 | Kenya
Holdings [Line Items]
Percent of Total Investments	2.90%
C000152578 | Slovenia
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152578 | Bangladesh
Holdings [Line Items]
Percent of Total Investments	3.30%
C000152578 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.40%
C000152578 | Egypt
Holdings [Line Items]
Percent of Total Investments	3.70%
C000152578 | Pakistan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000152578 | Philippines
Holdings [Line Items]
Percent of Total Investments	7.30%
C000152578 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	11.50%
C000152578 | Vietnam
Holdings [Line Items]
Percent of Total Investments	22.50%
C000007737 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007737 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007737 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007737 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007737 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007737 | Despegar.com Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007737 | Unilever PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007737 | Glencore PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007737 | Sea Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007737 | Novo Nordisk AS
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007737 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007737 | United States
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007737 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007737 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007737 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007737 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007737 | China
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007737 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007737 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.70%
C000007737 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007737 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007737 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007737 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007737 | Canada
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007737 | France
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007737 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007737 | Norway
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007737 | Israel
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007737 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155887 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155887 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000155887 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155887 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000155887 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155887 | Despegar.com Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155887 | Unilever PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155887 | Glencore PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000155887 | Sea Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155887 | Novo Nordisk AS
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155887 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155887 | United States
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155887 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155887 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155887 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155887 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155887 | China
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155887 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155887 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.70%
C000155887 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155887 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000155887 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155887 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155887 | Canada
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155887 | France
Holdings [Line Items]
Percent of Total Investments	9.90%
C000155887 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000155887 | Norway
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155887 | Israel
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155887 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007736 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007736 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007736 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007736 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007736 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007736 | Despegar.com Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007736 | Unilever PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007736 | Glencore PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007736 | Sea Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007736 | Novo Nordisk AS
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007736 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007736 | United States
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007736 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007736 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007736 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007736 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007736 | China
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007736 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007736 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.70%
C000007736 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007736 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007736 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007736 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007736 | Canada
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007736 | France
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007736 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007736 | Norway
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007736 | Israel
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007736 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215549 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000215549 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000215549 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000215549 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000215549 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000215549 | Despegar.com Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000215549 | Unilever PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000215549 | Glencore PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000215549 | Sea Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000215549 | Novo Nordisk AS
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215549 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000215549 | United States
Holdings [Line Items]
Percent of Total Investments	5.80%
C000215549 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.40%
C000215549 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000215549 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	7.00%
C000215549 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000215549 | China
Holdings [Line Items]
Percent of Total Investments	5.00%
C000215549 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.00%
C000215549 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.70%
C000215549 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000215549 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000215549 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000215549 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215549 | Canada
Holdings [Line Items]
Percent of Total Investments	4.60%
C000215549 | France
Holdings [Line Items]
Percent of Total Investments	9.90%
C000215549 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000215549 | Norway
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215549 | Israel
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215549 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113799 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000113799 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000113799 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000113799 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000113799 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000113799 | Despegar.com Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000113799 | Unilever PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113799 | Glencore PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000113799 | Sea Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000113799 | Novo Nordisk AS
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113799 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000113799 | United States
Holdings [Line Items]
Percent of Total Investments	5.80%
C000113799 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.40%
C000113799 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000113799 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	7.00%
C000113799 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000113799 | China
Holdings [Line Items]
Percent of Total Investments	5.00%
C000113799 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.00%
C000113799 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.70%
C000113799 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000113799 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000113799 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000113799 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113799 | Canada
Holdings [Line Items]
Percent of Total Investments	4.60%
C000113799 | France
Holdings [Line Items]
Percent of Total Investments	9.90%
C000113799 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000113799 | Norway
Holdings [Line Items]
Percent of Total Investments	1.10%
C000113799 | Israel
Holdings [Line Items]
Percent of Total Investments	1.20%
C000113799 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215548 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000215548 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000215548 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000215548 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	3.20%
C000215548 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	3.00%
C000215548 | Despegar.com Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000215548 | Unilever PLC
Holdings [Line Items]
Percent of Total Investments	4.10%
C000215548 | Glencore PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000215548 | Sea Ltd.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000215548 | Novo Nordisk AS
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215548 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000215548 | United States
Holdings [Line Items]
Percent of Total Investments	5.80%
C000215548 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.40%
C000215548 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000215548 | Korea, Republic Of
Holdings [Line Items]
Percent of Total Investments	7.00%
C000215548 | India
Holdings [Line Items]
Percent of Total Investments	5.90%
C000215548 | China
Holdings [Line Items]
Percent of Total Investments	5.00%
C000215548 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.00%
C000215548 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	17.70%
C000215548 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000215548 | Japan
Holdings [Line Items]
Percent of Total Investments	8.40%
C000215548 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000215548 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215548 | Canada
Holdings [Line Items]
Percent of Total Investments	4.60%
C000215548 | France
Holdings [Line Items]
Percent of Total Investments	9.90%
C000215548 | Germany
Holdings [Line Items]
Percent of Total Investments	6.10%
C000215548 | Norway
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215548 | Israel
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215548 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.60%
C000218315 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000218315 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000218315 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218315 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000218315 | Floor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218315 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000218315 | Rentokil Initial PLC
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218315 | Danaher Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218315 | Union Pacific Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218315 | Procore Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218315 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218315 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218315 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000218315 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000218315 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.30%
C000218315 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000218315 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.60%
C000218315 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.20%
C000218315 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000218315 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218315 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000218315 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000218316 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000218316 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000218316 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218316 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000218316 | Floor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218316 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000218316 | Rentokil Initial PLC
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218316 | Danaher Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218316 | Union Pacific Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218316 | Procore Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218316 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218316 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218316 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000218316 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000218316 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.30%
C000218316 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000218316 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.60%
C000218316 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.20%
C000218316 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000218316 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218316 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000218316 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000218317 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000218317 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000218317 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218317 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000218317 | Floor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218317 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000218317 | Rentokil Initial PLC
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218317 | Danaher Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218317 | Union Pacific Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218317 | Procore Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218317 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218317 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218317 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000218317 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000218317 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.30%
C000218317 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000218317 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.60%
C000218317 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.20%
C000218317 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000218317 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218317 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000218317 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000218314 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000218314 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000218314 | Royalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218314 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000218314 | Floor & Decor Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000218314 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000218314 | Rentokil Initial PLC
Holdings [Line Items]
Percent of Total Investments	3.90%
C000218314 | Danaher Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218314 | Union Pacific Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218314 | Procore Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218314 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218314 | SectorInvestment Companies
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218314 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000218314 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.40%
C000218314 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.30%
C000218314 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000218314 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.60%
C000218314 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.20%
C000218314 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.00%
C000218314 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218314 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000218314 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230425 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000230425 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000230425 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000230425 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000230425 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000230425 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230425 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230425 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230425 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230425 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230425 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230425 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	26.20%
C000230425 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230425 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.80%
C000230425 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230426 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000230426 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000230426 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000230426 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000230426 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000230426 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230426 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230426 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230426 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230426 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230426 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230426 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	26.20%
C000230426 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230426 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.80%
C000230426 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230427 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000230427 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000230427 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000230427 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000230427 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000230427 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230427 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230427 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230427 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230427 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230427 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230427 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	26.20%
C000230427 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230427 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.80%
C000230427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230424 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000230424 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000230424 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000230424 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000230424 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	7.70%
C000230424 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000230424 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230424 | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230424 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230424 | American Homes 4 Rent
Holdings [Line Items]
Percent of Total Investments	4.00%
C000230424 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000230424 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	26.20%
C000230424 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.80%
C000230424 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.80%
C000230424 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007739 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007739 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007739 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007739 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007739 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007739 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007739 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007739 | Public Storage
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007739 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007739 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007739 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007739 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	28.30%
C000007739 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007739 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.30%
C000007739 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155888 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000155888 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000155888 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155888 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155888 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155888 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000155888 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000155888 | Public Storage
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155888 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155888 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155888 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155888 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	28.30%
C000155888 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155888 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.30%
C000155888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007738 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000007738 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000007738 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007738 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007738 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007738 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007738 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007738 | Public Storage
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007738 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007738 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007738 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007738 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	28.30%
C000007738 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007738 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.30%
C000007738 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000198814 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000198814 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000198814 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000198814 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000198814 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000198814 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000198814 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000198814 | Public Storage
Holdings [Line Items]
Percent of Total Investments	4.60%
C000198814 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000198814 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000198814 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000198814 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	28.30%
C000198814 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000198814 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.30%
C000198814 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000104301 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000104301 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000104301 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000104301 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000104301 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000104301 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000104301 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000104301 | Public Storage
Holdings [Line Items]
Percent of Total Investments	4.60%
C000104301 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000104301 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000104301 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000104301 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	28.30%
C000104301 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000104301 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.30%
C000104301 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126911 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000126911 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	8.50%
C000126911 | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126911 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000126911 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126911 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000126911 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	7.40%
C000126911 | Public Storage
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126911 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000126911 | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000126911 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000126911 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	28.30%
C000126911 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	1.30%
C000126911 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	68.30%
C000126911 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169221 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169221 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000169221 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169221 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000169221 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169221 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169221 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169221 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169221 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169221 | Waste Management, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169221 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169221 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169221 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169221 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000169221 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000169221 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000169221 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.00%
C000169221 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169221 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169221 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169221 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000169222 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169222 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000169222 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169222 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000169222 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169222 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169222 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169222 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169222 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169222 | Waste Management, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169222 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169222 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169222 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169222 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000169222 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000169222 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000169222 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.00%
C000169222 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169222 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169222 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169222 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000169220 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169220 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000169220 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169220 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000169220 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169220 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169220 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169220 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169220 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169220 | Waste Management, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169220 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169220 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169220 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169220 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000169220 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000169220 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000169220 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.00%
C000169220 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169220 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169220 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169220 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000169223 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000169223 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.90%
C000169223 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000169223 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	9.30%
C000169223 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169223 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000169223 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000169223 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.50%
C000169223 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000169223 | Waste Management, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169223 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
C000169223 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000169223 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.40%
C000169223 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000169223 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000169223 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000169223 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.00%
C000169223 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.90%
C000169223 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169223 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000169223 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233003 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233003 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000233003 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000233003 | Argenx SE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000233003 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000233003 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000233003 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233003 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000233003 | 10X Genomics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233003 | Zoetis, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233003 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233003 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233003 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233003 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000233003 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000233003 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233003 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000233003 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000233004 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233004 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000233004 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000233004 | Argenx SE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000233004 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000233004 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000233004 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233004 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000233004 | 10X Genomics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233004 | Zoetis, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233004 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233004 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233004 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233004 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000233004 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000233004 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233004 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000233004 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000233002 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233002 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000233002 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000233002 | Argenx SE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000233002 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000233002 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000233002 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233002 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000233002 | 10X Genomics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233002 | Zoetis, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233002 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233002 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233002 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233002 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000233002 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000233002 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233002 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000233002 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000233005 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000233005 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000233005 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000233005 | Argenx SE
Holdings [Line Items]
Percent of Total Investments	5.60%
C000233005 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000233005 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000233005 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233005 | Exact Sciences Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000233005 | 10X Genomics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000233005 | Zoetis, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233005 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233005 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233005 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233005 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000233005 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000233005 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000233005 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000233005 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	30.00%